Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Trade and Other Receivables
12.	TRADE AND OTHER RECEIVABLES

	As of December 31,
	2021	2020
	US$’000	US$’000
Trade receivables	104,405	83,485
Less: Loss allowances	(841)	(1,414)
Trade receivable, net	103,564	82,071
Other receivables	2,683	6,227
Less: Loss allowances	(35)	(35)
Other receivable, net	2,648	6,192

As of December 31, 2021 and 2020, trade receivables were all from contracts with customers. And as of January 1, 2020, the balance of trade receivables from contracts with customers was $74,077.

12(a) Movement in the loss allowance on trade receivables

	2021	2020
	US$’000	US$’000
At January 1	1,414	1,550
Charge for the year	383	227
Write-off	(734)	(339)
Unused amounts reversed	(170)	(147)
Currency translation adjustment	(65)	102
Reclassification	13	21
At December 31	841	1,414

12.TRADE AND OTHER RECEIVABLES (continued)

12(b)Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2021
Expected loss rate	0.81%	0.11%	0.68%	4.77%	7.14%	3.03%	53.12%
Gross carrying amount - trade receivables	104,405	90,080	11,140	1,572	504	66	1,043
Loss allowances	841	98	76	75	36	2	554
Trade receivable, net	103,564	89,982	11,064	1,497	468	64	489

December 31, 2020
Expected loss rate	1.69%	0.16%	1.23%	2.80%	6.92%	15.91%	66.48%
Gross carrying amount - trade receivables	83,485	69,336	9,557	2,751	159	44	1,638
Loss allowances	1,414	112	118	77	11	7	1,089
Trade receivable, net	82,071	69,224	9,439	2,674	148	37	549

12(c) Accounting policy for impairment of trade receivables

Our Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on our Company’s historical credit loss experience, adjusted to reflect current and forward-looking information on general economic conditions affecting the ability of the customers to settle the receivables.

12(d)Material collateral obtained

Our Company obtained collateral in respect of doubtful receivables from customers. The collateral takes the form of a lien over the customer’s assets and gives our Company a claim on these assets for the doubtful receivables.

In March 2017, a lawsuit was filed by a debtor to rescind the foreclosure that our Company has undertaken on the collateral in Thailand. Our Company’s foreclosure prevailed according to the judgement from the Appeal Court on November 28, 2017. The debtor’s petition reached to the Supreme Court on June 19, 2018, and was denied on March 27, 2019. Our Company performed a valuation to determine the fair value of the collateral. As of December 31, 2019, the fair value of the collateral was $1,339, which was lower than the amount of the associated delinquent account, and our Company recognized an impairment loss of $30 in other operating expenses, accordingly. In June 2020, the collateral was auctioned off and our Company received payment of $1,060 to settle the net amount of $1,242 owed by the customer that was net of allowance of $111. Our Company recognized an additional loss of $182 for the year ended December 31, 2020.

See Note 27(b) credit risk of trade receivables for discussions on how our Company manages and measures credit quality of trade receivables that are neither past due nor impaired.

12(e)Other receivables pledged as collateral

The carrying amounts of other receivables pledged as collateral against credit facilities received from financial institutions are disclosed in Note 27(e)(ii).